Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 8,507
Fair value of plan assets	$ 11,935	$ 10,199
Percentage, fair value	100.00%	100.00%
Quoted prices in active markets, fair value	$ 3,428
Quoted prices in active markets	3,428
Unquoted prices	8,220
Total fair value	$ 11,648	$ 9,954
Percentage	98.00%	98.00%
Receivables [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 975
Fair value of plan assets	$ 975	$ 954
Percentage, fair value	8.00%	9.00%
Fixed income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 6,565
Fair value of plan assets	$ 9,715	$ 7,930
Percentage, fair value	81.00%	78.00%
Quoted prices in active markets, fair value	$ 3,150
Government bonds [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	6,563
Fair value of plan assets	6,911	$ 6,153
Quoted prices in active markets, fair value	348
Fixed income fund [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	2,486	1,162
Quoted prices in active markets, fair value	2,486
Other investment [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	2
Fair value of plan assets	318	615
Quoted prices in active markets, fair value	316
Variable income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	171
Fair value of plan assets	$ 310	$ 479
Percentage, fair value	3.00%	5.00%
Quoted prices in active markets, fair value	$ 139
Common and preferred shares [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	139	$ 324
Quoted prices in active markets, fair value	139
Other investment one [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	171
Fair value of plan assets	171	155
Structured investments [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	28
Fair value of plan assets	$ 167	$ 173
Percentage, fair value	2.00%	2.00%
Quoted prices in active markets, fair value	$ 139
Real estate properties [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	481
Fair value of plan assets	$ 481	$ 418
Percentage, fair value	4.00%	4.00%
Loans to participants [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 287
Fair value of plan assets	$ 287	$ 245
Percentage, fair value	2.00%	2.00%